Customers' refundable fees	6 Months Ended
Jun. 30, 2022
Customers' refundable fees
Customers' refundable fees

13.    Customers’ refundable fees

	As of
	December 31,	As of June 30,
	2021	2022
	RMB	RMB
Balance at the beginning of the year/period	36,074	30,997
Cash received from customers	43,527	28,325
Cash refunded to customers	(35,374)	(27,748)
Revenue recognized	(13,230)	8,856
Balance at the end of the year/period	30,997	40,430

Customers’ refundable fees represent the commission income received in advance (see note 2(v)).